MARKETABLE SECURITIES - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Aggregate fair value of available-for-sale debt securities in an unrealized loss position	$ 0.0	$ 0.7	$ 10.4
Continuous unrealized loss position for more than twelve months	0.0	0.0	0.0
Allowance for credit losses	$ 0.0	$ 0.0	$ 0.0